UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/28/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Blackhill Capital, Inc.
Address: 161 Madison Avenue
                Morristown, NJ  07960

Form 13F File Number: 28-02823

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Cary M. Schwartz
Title:    President
Phone:  973-984-7014

Signature, Place, and Date of Signing:

Cary M. Schwartz, Morristown, New Jersey 10/11/07
[Signature] [City, State] [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name
28-02823   Blackhill Capital, Inc.
[Repeat as necessary.]



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $495,222  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
28-02823  Blackhill Capital, Inc.
[Repeat as necessary.]



                                                           Market Value
Other  Voting
Issuer                                Class          Cusip     x 1000
DiscretiQuantityManagersAuthority

ABBOTT LABORATORIES CMN               COMMON     002824100   7638.7052
Sole   142460   None    Sole
ALTRIA GROUP INC CMN                  COMMON     00209S103   1484.4655
Sole    21350   None    Sole
AMERICAN STATES WATER CO CMN          COMMON       29899101      210.6
Sole     5400   None    Sole
AQUA AMERICA INC CMN                  COMMON     03836W103   472.49173
Sole    20832   None    Sole
ARCHSTONE-SMITH TRUST CMN             COMMON      03958310      1503.5
Sole    25000   None    Sole
AUTOMATIC DATA PROCESSING INC         COMMON     053015103     119.418
Sole     2600   None    Sole
BAXTER INTERNATIONAL INC CMN          COMMON     071813109      3658.2
Sole    65000   None    Sole
BERKSHIRE HATHAWAY INC CL-A (D        COMMON     084670108      118.51
Sole        1   None    Sole
BERKSHIRE HATHAWAY INC. CLASS         COMMON     084670207     798.304
Sole      202   None    Sole
BOARDWALK PIPELINE PARTNERS LP        COMMON     096627104     4104.42
Sole   134000   None    Sole
BP PLC SPONSORED ADR CMN              COMMON     055622104  14971.1393
Sole   215878   None    Sole
BRISTOL MYERS SQUIBB CO CMN           COMMON     110122108   12496.352
Sole   433600   None    Sole
BUCKEYE GP HOLDINGS L.P. CMN          COMMON     118167105    2237.173
Sole    74300   None    Sole
BUCKEYE PARTNERS LP UNITS CMN         COMMON     118230101     3450.27
Sole    70500   None    Sole
CALIFORNIA WATER SERVICE GROUP        COMMON     130788102     146.262
Sole     3800   None    Sole
CATERPILLAR INC (DELAWARE) CMN        COMMON     149123101   4706.5843
Sole    60010   None    Sole
CHEVRON CORPORATION CMN               COMMON     166764100    3963.113
Sole    42350   None    Sole
COACH INC CMN                         COMMON     189754104    9572.175
Sole   202500   None    Sole
COCA-COLA COMPANY (THE) CMN           COMMON     191216100      1.1494
Sole       20   None    Sole
CONNECTICUT WATER SVC CMN             COMMON     207797101      93.156
Sole     4000   None    Sole
CONSOLIDATED EDISON INC CMN           COMMON     209115104     11.7139
Sole      253   None    Sole
COVIDIEN LTD. CMN                     COMMON     G2552X108     2593.75
Sole    62500   None    Sole
DUNCAN ENERGY PARTNERS L.P. CM        COMMON     265026104      774.86
Sole    34000   None    Sole
EAGLE ROCK ENERGY PARTNERS, LP        COMMON     26985R104    2216.544
Sole   105600   None    Sole
ELI LILLY & CO CMN                    COMMON     532457108   13799.832
Sole   242400   None    Sole
EMERSON ELECTRIC CO. CMN              COMMON     291011104      319.32
Sole     6000   None    Sole
ENBRIDGE ENERGY MGMT, LLC CMN         COMMON     29250X103   1439.2928
Sole    29018   None    Sole
ENBRIDGE ENERGY PARTNERS L P C        COMMON     29250R106    2998.162
Sole    61400   None    Sole
ENTERPRISE PRODUCTS PART L.P C        COMMON     293792107  2402.84825
Sole    79433   None    Sole
EXXON MOBIL CORPORATION CMN           COMMON      30231G10 11108.49584
Sole   120014   None    Sole
GENERAL ELECTRIC CO CMN               COMMON     369604103  23428.5084
Sole   565906   None    Sole
GOLDMAN SACHS GROUP, INC.(THE)        COMMON     38141G104     585.198
Sole     2700   None    Sole
GOOGLE, INC. CMN CLASS A              COMMON     38259P508   429.99066
Sole      758   None    Sole
HARTFORD FINANCIAL SRVCS GROUP        COMMON     416515104   13965.795
Sole   150900   None    Sole
HOSPIRA, INC. CMN                     COMMON     441060100   4559.0855
Sole   109990   None    Sole
JOHNSON & JOHNSON CMN                 COMMON     478160104    13094.01
Sole   199300   None    Sole
KIMBERLY CLARK CORP CMN               COMMON     494368103   13869.324
Sole   197400   None    Sole
KINDER MORGAN ENERGY PARTNERS         COMMON     494550106  10624.6556
Sole   215074   None    Sole
KINDER MORGAN MANAGEMENT, LLC         COMMON     49455U100     6228.97
Sole   133240   None    Sole
KRAFT FOODS INC CMN CLASS A           COMMON     50075N104    62.04898
Sole     1798   None    Sole
LEHMAN BROTHERS HOLDINGS INC C        COMMON     524908100     5493.97
Sole    89000   None    Sole
LOEWS CORP CMN                        COMMON     540424108       20307
Sole   420000   None    Sole
MAGELLAN MIDSTREAM PARTNERS LP        COMMON     559080106    3306.478
Sole    82600   None    Sole
MEDCOHEALTH SOLUTIONS, INC. CM        COMMON     58405U102   14597.985
Sole   161500   None    Sole
MICROSOFT CORPORATION CMN             COMMON     594918104   295.42488
Sole    10028   None    Sole
MIDDLESEX WATER CO CMN                COMMON     596680108    125.9874
Sole     6666   None    Sole
NAVISTAR INTL CORP (NEW) CMN          COMMON     63934E108      0.7404
Sole       12   None    Sole
NIKE CLASS-B CMN CLASS B              COMMON     654106103      2.3464
Sole       40   None    Sole
NORFOLK SOUTHERN CORPORATION C        COMMON     655844108     59.1774
Sole     1140   None    Sole
ONEOK PARTNERS, L.P. LIMITED P        COMMON     68268N103    1462.716
Sole    24600   None    Sole
PEPSICO INC CMN                       COMMON     713448108     263.736
Sole     3600   None    Sole
PFIZER INC. CMN                       COMMON     717081103 27136.23325
Sole  1110775   None    Sole
PLAINS ALL AMERICAN PIPELINE L        COMMON     726503105    2855.276
Sole    52400   None    Sole
PROCTER & GAMBLE COMPANY (THE)        COMMON     742718109 21659.37416
Sole   307924   None    Sole
SEARS HOLDINGS CORPORATION CMN        COMMON     812350106      305.28
Sole     2400   None    Sole
SIGMA ALDRICH CORP CMN                COMMON     826552101    6589.648
Sole   135200   None    Sole
STANDARD & POORS DEP RCPTS SPD        COMMON      78462F10     350.934
Sole     2300   None    Sole
STATE STREET CORPORATION (NEW)        COMMON     857477103     572.544
Sole     8400   None    Sole
STD & PRS 400 MID-CAP DEP RCPT        COMMON      59563510    377.9975
Sole     2350   None    Sole
SUNOCO LOGISTICS PARTNERS LP C        COMMON     86764L108       613.8
Sole    12000   None    Sole
TARGA RESOURCES PARTNERS LP CM        COMMON     87611X105         899
Sole    31000   None    Sole
TC PIPELINES, L.P. CMN                COMMON     87233Q108     4388.64
Sole   123000   None    Sole
TEPPCO PARTNERS L.P. UNITS REP        COMMON     872384102   1722.6675
Sole    45250   None    Sole
THERMOGENESIS CORP NEW CMN            COMMON     883623209        22.3
Sole    10000   None    Sole
TIFFANY & CO CMN                      COMMON     886547108      261.75
Sole     5000   None    Sole
TIME WARNER INC. CMN                  COMMON     887317105       367.2
Sole    20000   None    Sole
TOOTSIE ROLL & IND. CMN               COMMON     890516107     7.93247
Sole      299   None    Sole
TOOTSIE ROLL INDS INC CL-B CMN        COMMON      89051620      23.958
Sole      726   None    Sole
UNITEDHEALTH GROUP INCORPORATE        COMMON     91324P102       96.86
Sole     2000   None    Sole
WALT DISNEY COMPANY (THE) CMN         COMMON     254687106    7864.993
Sole   228700   None    Sole
WILLIAMS PARTNERS L. P. CMN           COMMON     96950F104    1111.508
Sole    26900   None    Sole
WILLIAMS SONOMA INC CMN               COMMON     969904101 155975.6941
Sole  4781597   None    Sole
WYETH CMN                             COMMON     983024100     378.675
Sole     8500   None    Sole
ZIMMER HLDGS INC CMN                  COMMON     98956P102  19466.7564
Sole   240360   None    Sole

                                                           495222.9763